Earnings per share - Computations of basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share [Abstract]
Net income for the computation of basic and diluted EPS	$ 448,166	$ 492,894	$ 1,052,380	$ 924,999
Weighted average ordinary shares outstanding - basic (in shares)	192,515,755	231,318,582	194,144,800	235,321,261
Basic EPS (in USD per share)	$ 2.33	$ 2.13	$ 5.42	$ 3.93
Weighted average ordinary shares outstanding - diluted (in shares)	196,881,272	232,866,512	198,514,778	237,204,222
Diluted EPS (in USD per share)	$ 2.28	$ 2.12	$ 5.30	$ 3.90